OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER RECEIVABLES
Schedule of other current receivables

USDm	2022	2021	2020
Derivative financial instruments	55.3	8.3	4.5
Escrow accounts	14.9	27.4	14.9
Other	3.8	4.3	5.5
Balance as of 31 December	74.0	40.0	24.9